Inventories (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Inventories

The components of inventories are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Merchandise and finished goods	831,597	701,173
Work in progress	87,814	72,425
Raw materials and supplies	647,704	626,222

Total	1,567,116	1,399,821